CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues
Commercial vehicles	$ 232,104	$ 156,567	$ 373,635	$ 213,674
Finance	14,594	10,279	26,662	20,780
Insurance	5,549	5,258	9,939	9,005
Property lease and management	950	0	1,402	0
Total revenues	253,197	172,104	411,638	243,459
Cost of sales
Commercial vehicles	16,801	2,966	18,086	4,457
Commercial vehicles, related parties	210,493	150,239	346,636	204,956
Insurance	631	871	1,269	1,678
Property lease and management	613	0	1,245	0
Total cost of sales	228,538	154,076	367,236	211,091
Gross profit	24,659	18,028	44,402	32,368
Operating (income) expenses
Selling and marketing	2,982	2,618	5,427	4,821
General and administrative	12,592	11,468	24,606	23,244
Litigation expense (Note 12)	0	0	4,350	0
Interest expense	3,102	1,789	5,796	3,449
Interest expense, related parties	2,814	196	4,649	377
Other income, net	(2,958)	(4,227)	(4,947)	(6,640)
Total operating expenses	18,532	11,844	39,881	25,251
Income from operations	6,127	6,184	4,521	7,117
Other income
Interest income	39	135	72	227
Other income	39	135	72	227
Income before income taxes	6,166	6,319	4,593	7,344
Income tax provision	1,767	1,959	2,793	2,571
Net income	4,399	4,360	1,800	4,773
Foreign currency translation adjustment	(117)	4,182	(2,670)	5,010
Comprehensive income	$ 4,282	$ 8,542	$ (870)	$ 9,783
Earnings per share
Earnings Per Share, Basic, Total	$ 0.19	$ 0.19	$ 0.08	$ 0.2
Earnings Per Share, Diluted, Total	$ 0.18	$ 0.18	$ 0.08	$ 0.2
Weighted average shares outstanding
Basic	23,549,503	23,538,919	23,548,571	23,538,919
Diluted	23,984,487	23,687,491	23,819,428	23,777,275